Share-based payments transactions - Disclosure of Number and Weighted Average Exercise Prices of Outstanding Share Options (Details) - Global Blue Management Incentive Plan - SOP 2020
shares in Thousands
Oct. 23, 2020 $ / shares shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	7,970
Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	2,989
Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	997
Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	1,992
Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	1,992
Exercise price range one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares	$ 8.50
Number of share options granted in share-based payment arrangement (in shares)	2,589
Exercise price range one | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	971
Exercise price range one | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	324
Exercise price range one | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	647
Exercise price range one | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	647
Exercise price range two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares	$ 10.50
Number of share options granted in share-based payment arrangement (in shares)	2,192
Exercise price range two | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	822
Exercise price range two | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	274
Exercise price range two | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	548
Exercise price range two | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	548
Exercise price range three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares	$ 12.50
Number of share options granted in share-based payment arrangement (in shares)	1,793
Exercise price range three | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	673
Exercise price range three | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	224
Exercise price range three | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	448
Exercise price range three | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	448
Exercise price range four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares	$ 14.50
Number of share options granted in share-based payment arrangement (in shares)	1,396
Exercise price range four | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	523
Exercise price range four | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	175
Exercise price range four | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	349
Exercise price range four | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	349